FIXED ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF FIXED ASSETS, NET

Fixed assets, net consist of the following as of December 31, 2025 and 2024:

	December 31,
	2025	2024
Cost:

Computers and software	$847	$734
Laboratory equipment	408	408
Furniture and office equipment	171	169
Leasehold improvement	150	149
	1,576	1,460
Accumulated depreciation:

Computers and software	$817	$751
Laboratory equipment	321	275
Furniture and office equipment	39	34
Leasehold improvement	103	88
	1,280	1,148

Carrying amount	$296	$312